Shareholder Report, Holdings (Details) - C000208376	Sep. 30, 2024
BWX Technologies8199550
Holdings [Line Items]
Percent of Total Investments	4.10%
iShares Russell 2000 Growth ETF8199778
Holdings [Line Items]
Percent of Total Investments	3.30%
iShares Russell 2000 ETF8199773
Holdings [Line Items]
Percent of Total Investments	3.20%
MGIC Investment8199650
Holdings [Line Items]
Percent of Total Investments	3.10%
REV Group8199713
Holdings [Line Items]
Percent of Total Investments	2.90%
Embraer8199782
Holdings [Line Items]
Percent of Total Investments	2.80%
Tanger8199741
Holdings [Line Items]
Percent of Total Investments	2.60%
Evercore8199587
Holdings [Line Items]
Percent of Total Investments	2.40%
FTAI Aviation8199599
Holdings [Line Items]
Percent of Total Investments	2.30%
Western Alliance Bancorp8199758
Holdings [Line Items]
Percent of Total Investments	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.70%